Income Taxes - Summary of Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of period	$ 270	$ 0
Increases for tax positions in prior periods	0	235
Decreases for tax positions in prior periods	(59)	0
Increases for tax positions in current period	0	35
Unrecognized tax benefits at end of period	$ 210	$ 270